Employee benefits (Schedule of Components of Expense) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
Cost of sales	$ 23,296	$ (5,550)	$ (4,534)
Administrative expenses	18,302	(4,360)	(3,563)
Net cost of benefits	$ 41,598	$ (9,910)	$ (8,097)